UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1.  Schedule of Investments.

PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

Shares	Security Description	Value
Common Stock (REITs) - 96.5%
Apartments - 15.6%
4,120	AvalonBay Communities, Inc.	$720,258
2,860	Camden Property Trust	211,354
5,213	Equity Residential	391,601
2,087	Essex Property Trust, Inc.	466,277
		1,789,490
Diversified - 7.4%
6,033	CoreSite Realty Corp.	310,337
21,257	NorthStar Realty Finance Corp.	262,524
2,978	Vornado Realty Trust	269,271
		842,132
Health Care - 7.9%
1,034	Care Capital Properties, Inc.	34,050
11,339	Sabra Health Care REIT, Inc.	262,838
4,134	Ventas, Inc.	231,752
5,625	Welltower, Inc.	380,925
		909,565
Industrial - 5.4%
19,269	First Industrial Realty Trust, Inc.	403,686
11,973	STAG Industrial, Inc.	218,028
		621,714
Lodging/Resorts - 10.5%
7,899	Chatham Lodging Trust	169,671
3,332	LaSalle Hotel Properties	94,595
10,349	Pebblebrook Hotel Trust	366,872
41,585	Strategic Hotels & Resorts, Inc. (a)	573,457
		1,204,595
Manufactured Homes - 2.2%
3,697	Sun Communities, Inc.	250,509
Mixed - 1.4%
15,077	First Potomac Realty Trust	165,847
Office - 19.4%
7,266	Alexandria Real Estate Equities, Inc.	615,212
2,909	Boston Properties, Inc.	344,426
8,544	Hudson Pacific Properties, Inc.	245,982
7,850	Kilroy Realty Corp.	511,506
4,603	SL Green Realty Corp.	497,860
		2,214,986
Regional Malls - 12.2%
14,218	General Growth Properties, Inc.	369,242
5,613	Simon Property Group, Inc.	1,031,220
		1,400,462
Self Storage - 7.9%
11,661	Extra Space Storage, Inc.	899,763
Shares	Security Description	Value
Shopping Centers - 6.6%
10,576	Acadia Realty Trust	$318,020
8,221	Kite Realty Group Trust	195,742
3,865	Regency Centers Corp.	240,210
		753,972
Total Common Stock (Cost $8,431,118)	11,053,035
Money Market Fund - 3.2%
363,607	Dreyfus Cash Management, 0.06% (b) (Cost $363,607)	363,607
Total Investments - 99.7% (Cost $8,794,725)*	$11,416,642
Other Assets & Liabilities, Net – 0.3%	29,533
Net Assets – 100.0%	$11,446,175

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,054,837
Gross Unrealized Depreciation	(432,920)
Net Unrealized Appreciation	$2,621,917

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$11,053,035
Level 2 - Other Significant Observable Inputs	363,607
Level 3 - Significant Unobservable Inputs	-
Total	$11,416,642

The Level 1 value displayed in this table is Common Stock (REITs). The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 30, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 30, 2015